Convertible note (Tables)	12 Months Ended
Dec. 31, 2020
Convertible note 2016
Disclosure of detailed information about borrowings [line items]
Summary of movement of the debt

RMB’000
For the year ended 31 December 2018
At 1 January 2018	61,446
Change in fair value	9,152
At 31 December 2018	70,598
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	9,152
For the year ended 31 December 2019
At 1 January 2019	70,598
Change in fair value	5,193
Repayment during the year	(75,791)
At 31 December 2019	—
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	5,193

Convertible note 2020
Disclosure of detailed information about borrowings [line items]
Summary of movement of the debt

RMB’000

For the year ended 31 December 2020
At 1 January 2020	—
Convertible note issued	33,474
Unrealised exchange difference	(883)
Change in fair value	1,599

At 31 December 2020	34,190

Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	1,599